UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6295

Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	December 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 9,210	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BBB–	$ 6,574,190
	Education and Civic Organizations – 25.2% (16.9% of Total Investments)
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	3,177,950
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A–	3,149,580
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
1,235	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,292,675
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	706,398
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/12 at 100.00	AA–	1,354,496
800	5.500%, 7/01/20 – AMBAC Insured	7/12 at 100.00	AA–	802,992
600	5.500%, 7/01/21 – AMBAC Insured	7/12 at 100.00	AA–	602,244
135	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/12 at 100.00	A2	135,336
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	2,134,700
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,835	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,920,383
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,790	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	2,927,966
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,637,247
	Facilities, Series 2009A, 5.000%, 7/01/39
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	752,199
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – NPFG Insured	7/12 at 100.00	BBB	1,010,250
2,875	5.250%, 7/01/30 – NPFG Insured	7/12 at 100.00	BBB	2,885,523
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA–	1,113,550
1,020	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA–	1,139,748
995	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	1,065,774
	5.000%, 7/01/32 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
3,300	5.250%, 7/01/34	7/19 at 100.00	AA–	3,654,090
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,154,287
3,750	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B,	7/19 at 100.00	AA–	4,004,775
	5.000%, 7/01/39
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,749,952
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,
	Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	953,343
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	764,014
3,545	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	3,935,234
	University, Tender Option Bond Trust 3127, 13.205%, 1/01/14 – AMBAC Insured (IF)
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	7/12 at 100.00	BBB	7,269,720
	Mann School, Series 1998, 5.000%, 7/01/28 – NPFG Insured
800	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AA–	868,008
	Queens Baseball Stadium Project, Series 2009, 6.375%, 1/01/39 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	1,781,040
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,777,344
1,905	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	2,199,608
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,212,053
9,735	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	9,760,408
5,830	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	5,393,333
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,057,500
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
2,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	2,562,168
	American Art, Series 2011, 5.000%, 7/01/31
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	Aa3	1,092,750
	Project, Series 2011, 5.000%, 12/01/36
1,390	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,536,923
	5.500%, 7/01/33 – AGM Insured
1,100	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	1,123,078
	Series 2010A, 5.125%, 9/01/40
88,065	Total Education and Civic Organizations			91,658,639
	Financials – 1.1% (0.8% of Total Investments)
4,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	4,118,040
	2005, 5.250%, 10/01/35
	Health Care – 12.8% (8.6% of Total Investments)
2,660	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	BBB+	2,847,583
	6.125%, 11/15/30
810	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	968,987
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
2,295	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	2,474,767
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,853,514
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,094,430
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
1,000	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA–	1,069,090
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA–	857,835
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	Aa2	2,629,725
3,210	5.000%, 7/01/22 – NPFG Insured	7/13 at 100.00	Aa2	3,374,609
2,690	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	2,919,403
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA–	2,170,371
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	12,057,502
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	2,029,030
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,910,684
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	3,188,642
1,505	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance &	7/21 at 100.00	A–	1,567,984
	Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated
	Group Project, Series 2011, 5.000%, 7/01/28
1,320	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,442,166
	2010-C2, 6.125%, 11/01/37
44,500	Total Health Care			46,456,322
	Housing/Multifamily – 3.8% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,606,754
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,643,592
5,445	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	5,775,675
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
948	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/12 at 105.00	N/R	998,776
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	Aaa	537,111
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
3,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	3,045,600
	11/01/37 (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
50	6.100%, 11/01/15 – AGM Insured	5/12 at 100.00	AA–	50,225
200	6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	200,372
13,123	Total Housing/Multifamily			13,858,105
	Tax Obligation/General – 8.3% (5.5% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,577,265
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	781,177
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	2,200,780
600	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	666,030
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
85	5.125%, 8/01/25 – NPFG Insured	2/12 at 100.00	AA	85,278
70	5.375%, 8/01/27 – NPFG Insured	2/12 at 100.00	AA	70,219
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	3,213,635
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
3,250	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,567,493
1,650	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	1,814,571
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AA–	1,165,507
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA–	1,209,562
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA–	1,246,109
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA–	1,280,947
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA–	1,302,202
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA–	1,032,391
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	Aa3	914,355
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	Aa3	917,096
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	Aa3	911,821
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	Aa3	908,609
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	Aa3	909,106
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	Aa3	906,748
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	Aa3	898,166
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – NPFG Insured	8/15 at 100.00	BBB+	2,348,534
25,652	Total Tax Obligation/General			29,927,601
	Tax Obligation/Limited – 50.9% (34.2% of Total Investments)
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/12 at 100.00	BBB	7,170,222
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,885,010
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	750,306
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,842,750
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	A+	8,145,236
	Series 2002D, 5.250%, 10/01/23 – NPFG Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,206,619
	2005F, 5.000%, 3/15/21 – AGM Insured
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA–	1,809,072
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	8,401,282
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
2,390	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	2,706,866
	City School District Project, Series 2008A, 5.750%, 5/01/28 – AGM Insured (UB)
3,300	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	3,539,283
	City School District Project, Series 2009A, 5.000%, 5/01/31
5,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	5,851,926
	2011A, 5.750%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
14,405	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	14,471,981
2,100	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA–	2,127,804
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	7,740,000
	5.250%, 11/15/25 – AGM Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	4,703,454
	5.500%, 7/01/18 – NPFG Insured
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	2,498,060
	Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	3,066,390
5,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	5,108,100
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,417,133
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,113,018
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,306,920
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,657,110
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,659,200
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	3,995,883
1,960	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,148,238
5,420	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	5,844,765
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,615,020
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	6,045,536
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
60	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	62,617
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
3,800	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	4,224,118
	Series 2007B, 5.000%, 11/01/30
4,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	4,614,840
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,660	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A, 5.750%,	4/21 at 100.00	AA+	1,901,364
	4/01/33 – AGM Insured
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds, Tender
	Option Bonds Trust 3095:
835	13.423%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	979,029
3,955	13.409%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	4,456,454
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/12 at 100.00	A1	877,494
920	5.125%, 5/15/20 – AMBAC Insured	5/12 at 100.00	A1	922,466
965	5.250%, 5/15/21 – AMBAC Insured	5/12 at 100.00	A1	968,406
1,015	5.250%, 5/15/22 – AMBAC Insured	5/12 at 100.00	A1	1,018,339
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	4/14 at 100.00	AA	1,077,290
	Series 2004A, 5.000%, 4/01/22 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	10,814,114
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,679,295
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,096,590
	5.000%, 3/15/24 – AMBAC Insured
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,806,016
	5.000%, 3/15/29
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	11,760,672
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,059,520
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,836,709
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	529,295
	2005B, 5.000%, 3/15/30 – AGM Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	4,570,320
	2002E, 5.500%, 7/01/18 – AGM Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AA–	2,593,300
	2010A, 5.000%, 8/01/40 – AGM Insured
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,230,613
	2010C, 5.125%, 8/01/42 – AGM Insured
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	3,180,969
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative
	Minimum Tax)
172,955	Total Tax Obligation/Limited			185,087,014
	Transportation – 11.5% (7.7% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
1,900	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	2,056,389
4,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	4,095,720
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	A	1,053,730
	5.000%, 11/15/41
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	6,224,340
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,061,480
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – NPFG Insured	11/12 at 100.00	A	1,378,841
4,575	5.000%, 11/15/25 – NPFG Insured	11/12 at 100.00	A	4,707,446
2,280	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	2,325,304
	Series 2011, 5.000%, 11/15/44
955	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	1,071,185
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,863,429
425	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	455,362
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	1,788,683
	AGM Insured (UB)
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/12 at 100.00	BBB	2,459,675
	Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	1,768,750
	Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured
1,170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	1,497,085
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	1,978,090
3,800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	3,942,006
39,460	Total Transportation			41,727,515
	U.S. Guaranteed – 11.8% (7.9% of Total Investments) (4)
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/12 at 103.06	Baa1 (4)	565,741
	Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,253,013
1,225	5.750%, 5/01/22 (Pre-refunded 5/01/12) – AGM Insured	5/12 at 100.00	AA– (4)	1,247,920
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (4)	12,640,540
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	4,492,040
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	AA+ (4)	3,649,783
6,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	6,949,058
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	3,268,640
	Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,191,860
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	Aaa	3,680,915
	Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
3,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AA+ (4)	3,038,520
	4/01/19 (Pre-refunded 4/01/12) – AGM Insured
39,560	Total U.S. Guaranteed			42,978,030
	Utilities – 12.2% (8.2% of Total Investments)
900	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	943,821
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	2,618,760
4,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	2,473,840
15,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	8,772,450
3,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA–	1,662,510
4,500	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA–	2,346,615
3,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA–	1,468,080
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	3/12 at 100.00	AA–	3,005,250
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,599,461
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	8,342,430
4,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	4,464,840
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	772,883
	5.000%, 12/01/35 – CIFG Insured
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	729,814
	11/15/19 – FGIC Insured
56,545	Total Utilities			44,200,754
	Water and Sewer – 9.7% (6.5% of Total Investments)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	5,622,900
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	2,109,700
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
3,455	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	3,630,030
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/14 at 100.00	AAA	3,208,110
	Revenue Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/15 at 100.00	AAA	6,462,213
	Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/13 at 100.00	AAA	5,207,300
	Revenue Refunding Bonds, Fiscal Series 2003E, 5.000%, 6/15/34
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	7,478,856
	6/01/28 – NPFG Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,454,807
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
33,705	Total Water and Sewer			35,173,916
$ 526,775	Total Investments (cost $505,205,987) – 149.1%			541,760,126
	Floating Rate Obligations – (9.2)%			(33,510,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.3)% (5)			(164,800,000)
	Other Assets Less Liabilities – 5.4%			19,965,054
	Net Assets Applicable to Common Shares – 100%			$ 363,415,180

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$541,760,126	$—	$541,760,126

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $471,490,719.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$38,270,308
Depreciation	(1,525,786)
Net unrealized appreciation (depreciation) of investments	$36,744,522

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012